Other Non-Current Assets, Net - Schedule of Allowance for Expected Credit Losses of Other Non-Current Assets (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Allowance for Expected Credit Losses of Other Non-Current Assets Abstract]
Balance at the beginning of the period	¥ 33,074	¥ 4,032
Current period allowance for expected credit losses	(4)	492
Balance at the end of the period	¥ 33,070	¥ 4,524